Commitments and Contingencies - Summary of Future Minimum Payments of Commitments (Detail) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of commitments [line items]
Commitments	$ 26,243
2018 [Member]
Disclosure of commitments [line items]
Commitments	11,079
2019 [Member]
Disclosure of commitments [line items]
Commitments	7,944
2020 [member]
Disclosure of commitments [line items]
Commitments	6,045
2021 [member]
Disclosure of commitments [line items]
Commitments	1,175
2022 [member]
Disclosure of commitments [line items]
Commitments	0
2023 and thereafter [Member]
Disclosure of commitments [line items]
Commitments	$ 0